SHORT-TERM BANK LOAN	6 Months Ended
Dec. 31, 2019
SHORT-TERM BANK LOAN
SHORT-TERM BANK LOAN

NOTE 17. SHORT-TERM BANK LOAN

Short-term bank loan consisted of the following:

	June 30,	December 31,	December 31,
	2019	2019	2019
	RMB	RMB	U.S. Dollars
Bank of Nanjing, 5.655% annual interest, due on June 11, 2020	¥2,500,000	¥2,500,000	$358,783
Total short-term bank loan	¥2,500,000	¥2,500,000	$358,783

The loan is guaranteed by one of the  founders of the Company.

Interest expense for the short-term bank loan was ¥Nil and ¥71,866 ($10,314) for the six months ended December 31, 2018 and 2019, respectively.